Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Jul. 22, 2013
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized			500,000,000
Common Class B [Member]
Common Stock, Shares Authorized			500,000,000